Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of major components of income tax expense
	2022	2021	2020
	USD	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	892,937	343,275	481,730

Deferred income tax
Relating to origination and reversal of temporary differences	-	(3,272)	19,508
Income tax expense reported in the consolidated statement of comprehensive income	892,937	340,003	501,238

Schedule of deferred tax asset (liability) relates
	Consolidated statement of financial position		Consolidated statement of comprehensive income
	2022	2021	2022	2021
	USD	USD	USD	USD

Provisions	-	-	-	-
Accelerated depreciation for tax purposes	1,384	(14,625)	-	(3,272)
Losses available for offsetting against future taxable income	-	-	-	-

Deferred tax expense / (benefit)
Deferred tax assets / (liabilities)	1,384	(14,625)	-	(3,272)